STOCKHOLDERS’ (DEFICIT) EQUITY - Schedule of Restricted Stock Units Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Number of Shares
Restricted stock unit, ending balance (in shares)	38,400
Weighted-Average Grant Date Fair Value
Restricted stock units beginning balance (in dollars per share) | $ / shares	$ 2.79
Restricted stock units grant-date fair value (in dollars per share) | $ / shares	0
Restricted stock units vested (in dollars per share) | $ / shares	10.11
Restricted stock units forfeited (in dollars per share) | $ / shares	3.18
Restricted stock units ending balance (in dollars per share) | $ / shares	$ 2.69
Restricted Stock Units (RSUs)
Number of Shares
Restricted stock unit, beginning balance (in shares)	45,216
Restricted stock units granted in period (in shares)	0
Restricted stock units vested (in shares)	(217)
Restricted stock awards forfeited (in shares)	(6,641)
Restricted stock unit, ending balance (in shares)	38,358